Notes to the interim condensed consolidated statement of financial position - Maturity of long-term debt and of short-term borrowings and debt (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Bank borrowings	€ 42,509	€ 27,206
Derivatives	13,569	10,265
Other loans and similar borrowings	4,302	3,719
Lease liabilities	5,761	6,565
Royalty certificates liabilities	7,263	6,327
Total debt	73,404	54,083	€ 44,390
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Bank borrowings	3,229	2,928
Other loans and similar borrowings	42	82
Lease liabilities	2,455	2,298
Total debt	5,726	5,308
Between 1 and 3 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	36,164	4,872
Derivatives	13,569
Other loans and similar borrowings	4,260
Lease liabilities	3,306	4,267
Total debt	57,299	9,140
Between 3 and 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	2,225	17,848
Derivatives		10,265
Other loans and similar borrowings		3,636
Total debt	2,225	31,749
More than 5 years
Disclosure of detailed information about borrowings [line items]
Bank borrowings	890	1,558
Royalty certificates liabilities	7,263	6,327
Total debt	€ 8,153	€ 7,885